DEFICIENCY IN STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
DEFICIENCY IN STOCKHOLDERS EQUITY

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY

At December 31, 2023 and 2022, the Company has 1,500,000,000 shares of par value $0.0001 common stock authorized and 903,263,385 and 579,271,135 issued and outstanding, respectively. At December 31, 2023 and 2022, the Company has 200,000,000 shares of $0.0001 par value preferred stock authorized and 747,250 and 197,000 Series B issued and outstanding, respectively.

Preferred Stock

The preferred shares have the following respective rights and privileges:

Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date; is convertible into common stock aggregating 35% of the total issued and outstanding common shares at conversion date post conversion; are redeemable at the Company’s option for the greater of 45% of the total market value of the common shares or the calculation of the book value of the Company made by an independent audit firm or $5,000,000. There are no dividend rights and no stated liquidation value.

Series B Preferred are convertible in common shares of common stock at a conversion price of $0.0075 per share based on the purchase price of the preferred shares; are redeemable at the Company’s option at a price of 125% of the purchase price paid for the shares; carry one vote for each common share that the Series B is convertible into at the record date; are senior to all other securities in the event of a liquidation. There are no dividend rights and a stated liquidation value of $1.00 per share outstanding. The Series B shares may be subject to mandatory conversion based on a fundamental change, as defined.

Series C Preferred are convertible into common stock aggregating 30% of the total issued and outstanding common shares at conversion date post conversion; carries ten votes for each common share that the Series C is convertible into at the record date. There are no dividend rights and have liquidation rights commensurate with the underlying common stock each share of Series C is convertible into. The Series C shares may be subject to mandatory conversion based on a fundamental change, as defined.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

During the fourth quarter 2023, the Company issued 176,500 shares of Series B preferred stock in exchange for $61,500 in cash and $115,000 subscription receivable. During the third quarter 2023, the Company issued 210,000 shares of Series B preferred stock in exchange for $210,000 in cash. During the first quarter 2023, the Company issued 163,750 shares of Series B preferred stock in exchange for $163,750 in cash.

During the fourth quarter 2022, the Company issued 116,000 shares of Series B preferred stock in exchange for $116,000 in cash.

A deemed dividend for the Series C preferred stock is calculated and recorded as shares of common stock are issued. This is calculated as the increase in common shares that the Series C would receive upon conversion, as a result of the change in the number of common shares issued and outstanding during the period multiplied by the closing price of the common stock at the end of the period. The deemed dividend was $1,860,440 and $88,269 for the years ended December 31, 2023 and 2022, respectively.

Common Stock

During the fourth quarter 2023, the Company increased its authorized common shares to 1,500,000,000. During the fourth quarter 2023, the Company issued 35,000,000 shares of common stock valued at $343,000 to an officer of the company as an inducement to enter into a new 24-month employment agreement. The value of these shares will be amortized to expense over their six-month vesting period. Also, the Company issued 15,000,000 shares of common stock valued at $147,000 to a now former officer and director of the Company as an inducement to resign from the Board of Directors. These shares carry a 24-month non-compete clause. The value of these shares will be amortized over the life of the non-compete clause. In addition, the Company issued 2,500,000 shares of common stock valued at $24,500 to a now former director of the Company as an inducement to resign from the Board of Directors. These shares carry a 24-month non-compete clause. The value of these shares will be amortized over the life of the non-compete clause. The total value of these 52,500,000 shares was $514,500 of which $128,675 was amortized to expense in 2023 with $385,875 remaining in prepaid expense at December 31, 2023.

During the fourth quarter 2023, the Company issued 200,000,000 shares of common stock valued at $2,080,000 to two current and one former officer of the company as settlement of $1,411,333 accrued and unpaid salary. The Company recognized a loss on debt extinguishment of $668,667 on this settlement.

During the fourth quarter 2023, the Company issued 300,000 shares of common stock valued at $10,200 to a consultant to settle the accumulated liability to issue common shares. During the fourth quarter 2023, investors exercised 21,540,438 warrants for cash of $107,078 and a subscription receivable of $625 under an inducement offer which reduced the exercise price from $0.09, $0.11 and $0.15 per share to $0.005 per share. Upon exercise the Company issued 21,540,438 common shares and 21,540,438 replacement warrants with an exercise price of $0.02. Since the value of the inducement is considered an offering cost under ASU 2021-04 the value of the inducement offer including the replacement warrants was limited to the $107,078 cash proceeds and did not have an impact on the financial statements as the fair value of the modified and replacement warrants would be considered equity issuance cost which would be credited and charged to additional paid in capital resulting in no net effect.

During the first quarter 2023, the Company issued 49,651,812 shares of common stock to one employee for the conversion of 6,000,000 shares of Series C preferred stock, valued at $3,626,365, based on the then accumulated deemed dividend.

During the fourth quarter 2022, investors exercised 7,619,499 warrants for cash of $152,390 under an inducement offer which reduced the exercise price from $0.09, $0.11 and $0.15 per share to $0.02 per share. Upon exercise the Company issued 7,619,499 common shares and 7,619,499 replacement warrants with an exercise price of $0.02.Since the value of the inducement is considered an offering cost under ASU 2021-04 the value of the inducement offer including the replacement warrants was limited to the $152,390 cash proceeds and did not have an impact on the financial statements as the fair value of the modified and replacement warrants would be considered equity issuance cost which would be credited and charged to additional paid in capital resulting in no net effect.

During the first quarter 2022, the Company issued 1,000,000 shares of common stock to one employee for past services valued at $51,750, based on the closing price of the stock on grant date.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022